Valuation adjustments - Changes - FVTOCI (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial instruments
Cumulative valuation adjustments beginning balance, FVTOCI	$ (695)
Valuation adjustments, FVTOCI	4,108	$ (1,226)
Amounts reclassified to consolidated income statement, FVTOCI	(189)	69
Allowance for impairment losses	(19,220)	(18,810)	$ (18,820)
Income tax, FVTOCI	(980)	371
Cumulative valuation adjustments ending balance, FVTOCI	2,319	(695)
Debt instruments.
Financial instruments
Valuation adjustments, FVTOCI	4,108	(1,226)
Income tax, FVTOCI	(980)	371
Equity instruments.
Financial instruments
Valuation adjustments, FVTOCI	107	(13)
Financial assets at amortized cost category
Financial instruments
Financial assets, Reclassification, Adjustments on initial adoption of IFRS 9			751,448
Allowance for impairment losses	(19,220)	(18,806)
Financial assets at amortized cost category | Debt instruments.
Financial instruments
Allowance for impairment losses	0	0
Financial assets at fair value through other comprehensive income category
Financial instruments
Financial assets, Reclassification, Adjustments on initial adoption of IFRS 9			92,611
Allowance for impairment losses		(4)
Financial assets at fair value through other comprehensive income category | Debt and equity instruments
Financial instruments
Cumulative valuation adjustments beginning balance, FVTOCI	(695)	81
Recognition of valuation adjustment of own equity instruments held for future equity-settled share-based payments		17
Valuation adjustments, FVTOCI	4,215	(1,239)
Amounts reclassified to consolidated income statement, FVTOCI	(189)		69
Allowance for impairment losses		2
Income tax, FVTOCI	(1,012)	375
Cumulative valuation adjustments ending balance, FVTOCI	2,319	(695)	81
Financial assets at fair value through other comprehensive income category | Debt instruments.
Financial instruments
Cumulative valuation adjustments beginning balance, FVTOCI	(675)	109
Financial assets, Reclassification, Adjustments on initial adoption of IFRS 9			(73,131)
Valuation adjustments, FVTOCI	4,108	(1,226)
Amounts reclassified to consolidated income statement, FVTOCI	(189)	69	69
Allowance for impairment losses		2
Income tax, FVTOCI	(980)	371
Cumulative valuation adjustments ending balance, FVTOCI	2,264	(675)	109
Financial assets at fair value through other comprehensive income category | Equity instruments.
Financial instruments
Cumulative valuation adjustments beginning balance, FVTOCI	(20)	(28)
Recognition of valuation adjustment of own equity instruments held for future equity-settled share-based payments		17
Valuation adjustments, FVTOCI	107	(13)
Income tax, FVTOCI	(32)	4
Cumulative valuation adjustments ending balance, FVTOCI	$ 55	$ (20)	$ (28)